Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended					4 Months Ended	5 Months Ended			6 Months Ended			11 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 20, 2017 shares	Mar. 16, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jun. 07, 2017 USD ($)	Jun. 05, 2015	May 31, 2015 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 EUR (€) shares	Jun. 30, 2016 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2016 USD ($)	Feb. 04, 2015	Dec. 31, 2012 USD ($)
General and administrative expenses	$ 6,108				$ 6,392					$ 12,492		$ 12,830
Due from affiliate, total	16,183									16,183					$ 8,887
Due from affiliate, current	375									375					8,548
Due from affiliate, non current	0									0					11,105
Due to affiliate, current	27,457									27,457					32,847
Due to affiliate non-current	68,491									68,491					6,399
Deferred gain recognized in Statement of Comprehensive Income	(3,775)				3,424					1,307		16,376
Credit facility outstanding amount	226,189									226,189					248,313
Outstanding balance	52,491									52,491					49,876
Loan receivable from affiliate companies	28,727									28,727					23,008
Other long term liabilities and deferred income	45,205									45,205					43,388
Goldland Anonymos Eteria
Annual lease payments of office										758	€ 699
Acropolis
Commissions paid	0				0					0		0
Trade accounts payable	76									76					76
Dividends received	0				85					0		85
Navios Partners
Due to affiliate, current	11,485									11,485					8,664
Due to affiliate non-current	7,718									7,718					0
Unamortized deferred gain for vessels and rights sold	10,900									10,900					11,846
Deferred gain recognized in Statement of Comprehensive Income	473				473					946		887
Maximum borrowing capacity									$ 60,000
Amount drawn down						$ 21,000
Credit facility outstanding amount	0									$ 0					0
Interest rate description									LIBOR plus 300 basis points
Loan margin percentage									3.00%
Credit facility maturity date									Jan. 02, 2017
Partners capital account units acquisitions | shares | shares		66,131	975,408
Stock Issued During Period Shares New Issues | shares | shares			47,795,000
Navios Acquisition
Termination date of the administrative services agreement										May 2020	May 2020
Due to affiliate, current	11,030									$ 11,030					19,383
Due to affiliate non-current	20,123									20,123					6,399
Navios Midstream
Due to affiliate, current	1,664									1,664					4,800
Due to affiliate non-current	3,738									$ 3,738					0
Description of the option to acquire Navios Midstream										Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream, representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2017, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream, representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2017, Navios Holdings had not exercised any part of that option.
Affiliates excluding Navios Europe I & Navios Europe II
Due from affiliate, total	0									$ 0					0
Navios Containers
Due to affiliate, current	1,555									1,555					0
Due to affiliate non-current	3,093									3,093					0
Deferred gain recognized in Statement of Comprehensive Income	88
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee																	$ 20,000
Amount of future charter payments covered by guarantee	0									0
General and administrative expenses	1,919				1,938					3,865		3,876
Navios Acquisition Agreement
General and administrative expenses	2,250				2,375					4,500		4,768
Navios Logistics Agreement
General and administrative expenses	250				250					500		500
Navios Europe I Agreement
General and administrative expenses	295				323					588		646
Administrative services agreement term in years														6 years
Navios Midstream Agreement
General and administrative expenses	375				375					$ 750		750
Administrative services agreement term in years													5 years
Share purchase agreement with Navios Partners
Partners capital account units acquisitions | shares | shares										1,313,399	1,313,399
Navios Europe II Agreement
General and administrative expenses	441				453					$ 876		906
Administrative services agreement term in years								6 years
Navios Containers agreement
General and administrative expenses							$ 79
Administrative services agreement term in years							5 years
Navios Containers agreement with automatic extension
Administrative services agreement term in years										1 year	1 year
Navios Revolving Loans I Transfer
Due to affiliate non-current	33,819									$ 33,819
Long-term liability recognized				$ 33,473
Debt instrument unamortized premium	11,457			12,089						$ 11,457
Proceeds from transfer of debt				4,050
Consideration received				33,473
Navios Revolving Loans I Transfer | Navios Partners
Loan receivable from affiliate companies				$ 21,384
Partners capital account units acquisitions | shares | shares				266,876
Consideration equity component				$ 29,423
Stock Issued During Period Shares New Issues | shares | shares				13,076,923
Minimum | Navios Midstream
Option agreement percentage interests										25.00%	25.00%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings																20.00%
Navios Partners
Deferred gain recognized in Statement of Comprehensive Income	$ 2,432				(2,421)					$ 3,339		(1,467)
Ownership percentage of Navios Holdings	20.90%									20.90%
Dividends received	$ 0				$ 0					$ 0		$ 0
Navios Europe I
Due from affiliate, total	3,058									3,058					2,376
Due from affiliate, current	375									375					145
Due from affiliate, non current	$ 2,683									$ 2,683					2,231
Ownership percentage of Navios Holdings	47.50%									47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage										12.70%	12.70%
Loan receivable from affiliate companies	$ 11,125									$ 11,125					7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility	4,800									4,800
Navios Europe II
Due from affiliate, total	1,134									1,134					10,453
Due from affiliate, current	1,722									1,722					8,402
Due from affiliate, non current	$ 2,856									$ 2,856					2,051
Ownership percentage of Navios Holdings	47.50%									47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage										18.00%	18.00%
Loan receivable from affiliate companies	$ 12,063									$ 12,063					11,602
Increase in maximum borrowing capacity		$ 14,000
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility	15,005									15,005
Funding Commitment | Navios Europe I | Navios Revolving Loans I
Available amount of loan facility	4,800									4,800
Funding Commitment | Navios Europe II | Navios Revolving Loans II
Available amount of loan facility	15,005									15,005
Guarantee claim | Navios Partners Agreement
Other long term liabilities and deferred income	19,739									$ 19,739
Navios Acquisition Loan
Line of credit facility issuance date										Sep. 19, 2016	Sep. 19, 2016
Maximum borrowing capacity	70,000									$ 70,000
Line Credit Facility Arrangement Fees										700
Credit facility outstanding amount	$ 53,494									$ 53,494					51,240
Fixed interest rate	8.75%									8.75%
Credit facility maturity date										Nov. 15, 2018	Nov. 15, 2018
Outstanding balance	$ 52,491									$ 52,491					49,876
Proceeds from loan payable to affiliate company															50,000
Unamortized balance of deferred fees	1,003									1,003					1,364
Accrued interest on loan payable to affiliate company	$ 3,494									$ 3,494					$ 1,240
Navios Acquisition Loan | Navios Logistics
Ownership percentage of Navios Holdings	78.50%									78.50%